Common Stock Warrants and Earnout Shares - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 17, 2020 USD ($) $ / shares shares	Dec. 31, 2021 d $ / shares shares	Jul. 15, 2021 shares
Class of Stock [Line Items]
Period for warrants to become exercisable after IPO		12 months
Expiration period of warrants		5 years
Number of trading days | d		20
Warrant, waiting period until exercisable		90 days
Shares subject to vesting (in shares) | shares		2,807,500
Sandbridge
Class of Stock [Line Items]
Number of shares subject to forfeiture (in shares) | shares		2,807,500
Shares subject to vesting (in shares) | shares		2,807,500
Minimum
Class of Stock [Line Items]
Number of trading days | d		30
Common Class A | Minimum
Class of Stock [Line Items]
Warrant redemption price (in dollars per share) | $ / shares		$ 18.00
Period after written notice of redemption is given		30 days
Common Class A | Redemption of Warrants When Price Exceeds $18.00
Class of Stock [Line Items]
Warrant redemption price (in dollars per share) | $ / shares		$ 0.01
Notice period to redeem warrants		30 days
Number of trading days | d		20
Trading day threshold period | d		30
Common Class A | Redemption of Warrants When Price Exceeds $18.00 | Minimum
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares		$ 18.00
Common Class A | Redemption of Warrants When Price Exceeds $10.00
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares		10.00
Warrant redemption price (in dollars per share) | $ / shares		$ 0.10
Notice period to redeem warrants		30 days
Public Warrant
Class of Stock [Line Items]
Temporary equity, shares outstanding (in shares) | shares			11,500,000
Private Placement Warrants
Class of Stock [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 1.00
Sale of number of warrants | shares	6,600,000
Gross proceeds from issuance of warrants | $	$ 6,600
Temporary equity, shares outstanding (in shares) | shares			6,600,000
Private Placement Warrants | Common Class A
Class of Stock [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares		$ 11.50
Additional Offering | Common Class A
Class of Stock [Line Items]
Period for warrants to become exercisable		30 days
Additional Offering | Common Class A | Redemption of Warrants When Price Exceeds $18.00
Class of Stock [Line Items]
Warrant redemption price (in dollars per share) | $ / shares		$ 18.00
Initial Public Offering | Common Class A
Class of Stock [Line Items]
Number of securities called by each unit (in shares) | shares	1
Number of securities called by each warrant (in shares) | shares	1
Initial Public Offering | Public Shares
Class of Stock [Line Items]
Units issued (in shares) | shares	23,000,000
Shares issued, price per share (in dollars per share) | $ / shares	$ 10.00
Initial Public Offering | Public Warrant
Class of Stock [Line Items]
Number of securities called by each unit (in shares) | shares	0.5
Exercise price of warrant (in dollars per share) | $ / shares	$ 11.50
Over-Allotment Option | Public Shares
Class of Stock [Line Items]
Units issued (in shares) | shares	3,000,000
Shares issued, price per share (in dollars per share) | $ / shares	$ 10.00
12.50 Stock Price
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares		$ 12.50
Shares subject to vesting (in shares) | shares		1,403,750
15.00 Stock Price
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares		$ 15.00
Shares subject to vesting (in shares) | shares		1,403,750